Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	At-The-Market Offering [Member]	Common Stock [Member]	Common Stock [Member] At-The-Market Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] At-The-Market Offering [Member]	Accumulated Deficit [Member]	Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2017	$ 34,748		$ 1		$ 113,984		$ (79,214)	$ (23)
Balance, shares at Dec. 31, 2017			12,961,993
Stock-based compensation	2,662				2,662
Issuance of common stock for services rendered	114				114
Issuance of common stock for services rendered, shares			9,213
Issuance of common stock in connection with at-the-market offering, net of issuance costs	37,960		$ 1		37,959
Issuance of common stock in connection with at-the-market offering, shares		3,212	3,246,079	217,329		3,212
Net unrealized gain (loss) on marketable securities	18							18
Net loss	(22,854)						(22,854)
Balance at Dec. 31, 2018	55,860		$ 2		157,931		(102,068)	(5)
Balance, shares at Dec. 31, 2018			16,434,614
Stock-based compensation	1,895				1,895
Issuance of common stock for services rendered	143				143
Issuance of common stock for services rendered, shares			23,941
Issuance of common stock in connection with at-the-market offering, net of issuance costs		$ 6				$ 6
Issuance of common stock in connection with at-the-market offering, shares				600
Net unrealized gain (loss) on marketable securities	(213)							(213)
Net loss	(9,750)						(9,750)
Balance at Jun. 30, 2019	47,941		$ 2		159,975		(111,818)	(218)
Balance, shares at Jun. 30, 2019			16,459,155
Balance at Dec. 31, 2018	55,860		$ 2		157,931		(102,068)	(5)
Balance, shares at Dec. 31, 2018			16,434,614
Stock-based compensation	3,130				3,130
Issuance of common stock for services rendered	261				261
Issuance of common stock for services rendered, shares			78,549
Issuance of common stock in connection with at-the-market offering, net of issuance costs		6				6
Issuance of common stock in connection with at-the-market offering, shares				600
Issuance of warrants in connection with term loan	552				552
Issuance of warrants to a service provider	19				19
Offering costs in connection with common stock offering	25				25
Net unrealized gain (loss) on marketable securities	(230)							(230)
Net loss	(24,097)						(24,097)
Balance at Dec. 31, 2019	35,526		$ 2		161,924		(126,165)	(235)
Balance, shares at Dec. 31, 2019			16,513,763
Balance at Mar. 31, 2019	51,546		$ 2		158,928		(107,263)	(121)
Balance, shares at Mar. 31, 2019			16,442,532
Stock-based compensation	982				982
Issuance of common stock for services rendered	59				59
Issuance of common stock for services rendered, shares			16,023
Issuance of common stock in connection with at-the-market offering, net of issuance costs		6				6
Issuance of common stock in connection with at-the-market offering, shares				600
Net unrealized gain (loss) on marketable securities	(97)							(97)
Net loss	(4,555)						(4,555)
Balance at Jun. 30, 2019	47,941		$ 2		159,975		(111,818)	(218)
Balance, shares at Jun. 30, 2019			16,459,155
Balance at Dec. 31, 2019	35,526		$ 2		161,924		(126,165)	(235)
Balance, shares at Dec. 31, 2019			16,513,763
Stock-based compensation	1,241				1,241
Issuance of common stock for services rendered	50				50
Issuance of common stock for services rendered, shares			43,887
Issuance of common stock in connection with at-the-market offering, net of issuance costs		849				849
Issuance of common stock in connection with at-the-market offering, shares				690,895
Convertible term loan warrant amendment	54				54
Net unrealized gain (loss) on marketable securities	234							234
Net loss	(14,722)						(14,722)
Balance at Jun. 30, 2020	23,232		$ 2		164,118		(140,887)	(1)
Balance, shares at Jun. 30, 2020			17,248,545
Balance at Mar. 31, 2020	28,272		$ 2		162,771		(134,343)	(158)
Balance, shares at Mar. 31, 2020			16,582,444
Stock-based compensation	449				449
Issuance of common stock for services rendered	25				25
Issuance of common stock for services rendered, shares			17,006
Issuance of common stock in connection with at-the-market offering, net of issuance costs		$ 819				$ 819
Issuance of common stock in connection with at-the-market offering, shares				649,095
Convertible term loan warrant amendment	54				54
Net unrealized gain (loss) on marketable securities	157							157
Net loss	(6,544)						(6,544)
Balance at Jun. 30, 2020	$ 23,232		$ 2		$ 164,118		$ (140,887)	$ (1)
Balance, shares at Jun. 30, 2020			17,248,545